Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
					Value of Initial Fixed $100
			Average		Investment Based on:
			Summary	Average		Peer
	Summary		Compensation	Compensation	Valhi	Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Net
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Income
	for PEO (1)	to PEO (1)(2)	NEOs (3)	NEOs (2)(3)	Return (4)	Return (4)	($ in
Year	($)	($)	($)	($)	($)	($)	millions)
2022	8,977,000	8,977,000	1,105,000	1,105,000	34	97	90.2
2021	7,430,000	7,430,000	1,601,000	1,601,000	44	106	197.7
2020	8,080,000	8,080,000	2,039,400	2,039,400	23	101	89.0
2019	6,852,000	6,852,000	2,425,800	2,425,800	32	91	78.2
2018	5,770,000	5,770,000	2,838,500	2,838,500	32	73	301.0

(1)         The only PEO for each year reflected in the table is Robert D. Graham, who retired as a Valhi officer and director effective December 31, 2022.

(2)          For purposes of this table, the term “compensation actually paid” is the total compensation reported in the Summary Compensation Table in our proxy statement, adjusted (if applicable) as required by SEC rules; no such adjustments are applicable for the officers and years reported in this table. See the footnotes to our Summary Compensation Table in the applicable year’s proxy statement for a discussion of what we report for compensation for our named executive officers who are Contran employees and perform services to us and our subsidiaries pursuant to the ISA.

(3)          The non-PEO NEOs for each year were as follows:

2022: Michael S. Simmons, Andrew B. Nace, Courtney J. Riley, Amy A. Samford

2021: Andrew B. Nace, Courtney J. Riley, Amy A. Samford, John A. Sunny, James W. Brown

2020: James W. Brown, Andrew B. Nace, Courtney J. Riley, John A. Sunny, Kelly D. Luttmer

2019: Kelly D. Luttmer, Andrew B. Nace, Courtney J. Riley, James W. Brown, Gregory M. Swalwell

2018: Gregory M. Swalwell, Kelly D. Luttmer, Andrew B. Nace, Courtney J. Riley

(4)          Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2017 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is the same as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2022: the S&P 500 Industrial Conglomerates Index.

Named Executive Officers, Footnote [Text Block]	(1) The only PEO for each year reflected in the table is Robert D. Graham, who retired as a Valhi officer and director effective December 31, 2022.

(3)          The non-PEO NEOs for each year were as follows:

2022: Michael S. Simmons, Andrew B. Nace, Courtney J. Riley, Amy A. Samford

2021: Andrew B. Nace, Courtney J. Riley, Amy A. Samford, John A. Sunny, James W. Brown

2020: James W. Brown, Andrew B. Nace, Courtney J. Riley, John A. Sunny, Kelly D. Luttmer

2019: Kelly D. Luttmer, Andrew B. Nace, Courtney J. Riley, James W. Brown, Gregory M. Swalwell

2018: Gregory M. Swalwell, Kelly D. Luttmer, Andrew B. Nace, Courtney J. Riley

Peer Group Issuers, Footnote [Text Block]

(4)          Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2017 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is the same as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2022: the S&P 500 Industrial Conglomerates Index.

PEO Total Compensation Amount	$ 8,977,000	$ 7,430,000	$ 8,080,000	$ 6,852,000	$ 5,770,000
PEO Actually Paid Compensation Amount	8,977,000	7,430,000	8,080,000	6,852,000	5,770,000
Non-PEO NEO Average Total Compensation Amount	1,105,000	1,601,000	2,039,400	2,425,800	2,838,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,105,000	1,601,000	2,039,400	2,425,800	2,838,500
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart shows the relationship between the amounts in column (c) and in column (e) of the Pay Versus Performance Table, and the total shareholder return (TSR) amounts in columns (f) and (g) of the Pay Versus Performance Table. It also shows the relationship between our TSR and the peer group TSR.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart shows the relationship between the amounts in column (c) and in column (e) of the Pay Versus Performance Table, and our net income as shown in column (h) of the Pay Versus Performance Table.

Total Shareholder Return Vs Peer Group [Text Block]

The following chart shows the relationship between the amounts in column (c) and in column (e) of the Pay Versus Performance Table, and the total shareholder return (TSR) amounts in columns (f) and (g) of the Pay Versus Performance Table. It also shows the relationship between our TSR and the peer group TSR.

Total Shareholder Return Amount	$ 34	44	23	32	32
Peer Group Total Shareholder Return Amount	97	106	101	91	73
Net Income (Loss)	$ 90,200,000	$ 197,700,000	$ 89,000,000.0	$ 78,200,000	$ 301,000,000.0
PEO Name	Robert D. Graham